UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                  Date of fiscal year end: June 30, 2009

                  Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

The Registrant, Sit Mutual Funds, Inc., is comprised of:
         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Dividend Growth Fund (Series G)
         Sit Global Dividend Growth Fund (Series H)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%) (2)
  AFRICA/ MIDDLE EAST (0.9%)
        ISRAEL (0.9%)
             4,500     Teva Pharmaceutical Industries, A.D.R.
                           (Health Technology)                          227,520
                                                                   ------------

  ASIA (33.5%)
        AUSTRALIA (8.1%)
            11,514     Australia and New Zealand Banking
                           Group (Finance)                              246,639
            33,958     BHP Billiton, Ltd. (Non-Energy Minerals)       1,119,953
             2,150     Rio Tinto, A.D.R. (Non-Energy Minerals)          366,123
             2,000     Westpac Banking Corp., A.D.R. (Finance)          230,880
                                                                   ------------
                                                                      1,963,595
                                                                   ------------
        HONG KONG / CHINA (7.0%)
            10,200     AsiaInfo Holdings, Inc.
                           (Technology Services) (3)                    203,694
            14,900     China Unicom (Hong Kong), Ltd., A.D.R.
                           (Communications)                             212,176
            24,070     HSBC Holdings, p.l.c. (Finance)                  275,615
            30,350     HSBC Holdings, p.l.c. (Finance)                  347,490
            38,000     Li & Fung, Ltd. (Consumer Durables)              152,248
             1,900     New Oriental Education & Technology
                           Group, A.D.R.(Consumer Svcs.) (3)            152,855
            15,600     Sun Hung Kai Properties, Ltd. (Finance)          229,140
            32,000     Tsingtao Brewery Co.
                           (Consumer Non-Durables)                      120,482
                                                                   ------------
                                                                      1,693,700
                                                                   ------------
        INDIA * (0.8%)
             5,100     ICICI Bank, A.D.R. (Finance)                     196,656
                                                                   ------------

        JAPAN (16.2%)
             4,300     AFLAC, Inc., A.D.R. (Finance)                    183,782
             7,900     Asahi Breweries (Consumer
                           Non-Durables)                                144,276
            13,000     Asahi Glass Co.
                           (Electronic Technology)                      104,778
             6,600     Canon, Inc. (Electronic Tech.)                   264,438
             4,100     East Japan Railway (Transportation)              295,606
             3,400     FANUC LTD. (Producer Mfg.)                       303,657
             9,600     Honda Motor Co., Ltd. (Producer Mfg.)            291,550
                12     Inpex Corp. (Energy Minerals)                    101,805
             7,000     Kao Corp. (Consumer Non-Durables)                172,846
            13,000     Kirin Holdings Company, Ltd.
                           (Consumer Non-Durables)                      199,107
             6,800     Komatsu, Ltd. (Producer Mfg.)                    126,897
            21,000     Kubota Corp. (Producer Mfg.)                     173,980
            41,080     Mitsubishi UFJ Financial Group, Inc.
                           (Finance)                                    219,537
            24,000     Mitsui O.S.K. Lines, Ltd.
                           (Transportation)                             141,529
            34,000     Nippon Oil Corp. (Energy Minerals)               190,250
             2,000     SMC Corp. (Producer Mfg.)                        245,009
             3,800     Sony Corp., A.D.R. (Consumer Durables)           110,960
             9,400     Sugi Holdings Co., Ltd. (Retail Trade)           199,216
             9,000     Toyo Suisan Kaisha, Ltd.
                           (Consumer Non-Durables)                      243,517
             3,400     Yamada Denki Co. (Retail Trade)                  229,388
                                                                   ------------
                                                                      3,942,128
                                                                   ------------
        SOUTH KOREA (1.4%)
               900     Samsung Electronics Co., G.D.R.
                           (Electronic Tech.)                           311,267
               100     Samsung Electronics Co., G.D.R.
                           (Electronic Tech.)                            34,100
                                                                   ------------
                                                                        345,367
                                                                   ------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
  EUROPE (55.5%)
        DENMARK (1.3%)
             2,400     Genmab A/S (Health Tech.) (3)                     62,068
             3,500     Vestas Wind Systems A/S
                           (Process Industries) (3)                     255,125
                                                                   ------------
                                                                        317,193
                                                                   ------------
        FRANCE (9.8%)
             3,260     Alstom, S.A. (Producer Mfg.)                     238,736
            12,100     AXA (Finance)                                    328,455
             3,896     BNP Paribas (Finance)                            312,664
             3,896     BNP Paribas Rights (Finance)                       8,438
             2,908     Danone (Consumer Non-Durables)                   175,906
             6,200     Schlumberger, Ltd., A.D.R. (Indus. Svcs.)        369,520
             6,884     Total, S.A. (Energy Minerals)                    409,185
            13,610     Veolia Environment (Utilities)                   523,362
                                                                   ------------
                                                                      2,366,266
                                                                   ------------
        GERMANY (5.7%)
             6,179     Adidas AG (Consumer Durables)                    326,522
             2,200     Allianz SE (Finance)                             274,460
             2,100     Fresenius AG (Health Tech.)                      122,635
             1,575     Muenchener Rueckver (Finance)                    251,029
             3,323     SAP AG (Tech. Services)                          161,134
             2,800     Siemens AG (Producer Mfg.)                       257,826
                                                                   ------------
                                                                      1,393,606
                                                                   ------------
        IRELAND (0.8%)
             7,500     Icon, A.D.R. (Health Tech.) (3)                  183,675
                                                                   ------------

        ITALY (2.6%)
            41,778     Enel S.P.A. (Utilities)                          265,734
             4,200     Eni S.P.A. (Energy Minerals)                     104,954
             7,450     Tenaris S.A., A.D.R. (Industrial Svcs.)          265,369
                                                                   ------------
                                                                        636,057
                                                                   ------------
        LUXEMBOURG (0.5%)
             1,600     Millicom International Cellular S.A.
                           (Communications) (3)                         116,384
                                                                   ------------

        NETHERLANDS (3.4%)
            11,300     ASML Holding N.V. (Electronic Tech.)             334,141
            19,988     ING Groep N.V. (Finance)                         358,944
             4,939     Philips Electronics N.V.
                           (Consumer Durables)                          120,482
                                                                   ------------
                                                                        813,567
                                                                   ------------
        POLAND (1.5%)
            11,000     Central European Distribution Corp.
                           (Consumer Non-Durables) (3)                  360,360
                                                                   ------------

        SPAIN (5.4%)
            17,159     Banco Bilbao Vizcaya, S.A., A.D.R.
                           (Finance)                                    306,115
            11,800     Banco Santander, A.D.R. (Finance)                190,570
             3,330     Inditex (Consumer Durables)                      191,488
            22,100     Telefonica, S.A. (Communications)                611,444
                                                                   ------------
                                                                      1,299,617
                                                                   ------------
        SWEDEN (1.0%)
            23,600     Ericsson, A.D.R. (Electronic Tech.)              236,472
                                                                   ------------

        SWITZERLAND (10.4%)
            12,900     ABB, Ltd., A.D.R. (Producer Mfg.)                258,516
             5,775     Credit Suisse Group (Finance)                    321,309
             3,155     Kuehne & Nagel Intl. A.G.
                           (Transportation)                             274,808

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
            13,105     Nestle, S.A. (Consumer Non-Durables)             559,461
             3,759     Novartis, A.G. (Health Tech.)                    188,818
             1,210     Roche Holdings, A.G. (Health Tech.)              195,643
             1,540     Syngenta, A.G. (Process Industries)              353,900
             3,025     Synthes, Inc. (Health Tech.) (3)                 364,770
                                                                   ------------
                                                                      2,517,225
                                                                   ------------

        UNITED KINGDOM (13.1%)
             3,703     Anglo American, p.l.c.
                           (Non-Energy Minerals) (3)                    118,165
             8,075     Autonomy Corp., p.l.c.
                           (Technology Services) (3)                    210,840
            20,200     BAE Systems, p.l.c. (Producer Mfg.)              113,006
             5,400     BP, A.D.R. (Energy Minerals)                     287,442
             9,058     British American Tobacco, p.l.c
                           (Consumer Non-Durables)                      284,542
            15,750     Burberry Group p.l.c. (Retail Trade)             127,037
             3,700     Diageo, A.D.R. (Consumer
                           Non-Durables)                                227,513
             6,300     GlaxoSmithkline, A.D.R. (Health Tech.)           248,913
            24,800     Pearson, A.D.R. (Consumer Services)              308,264
             9,200     Reckitt Benckiser, p.l.c. (Consumer
                           Non-Durables)                                450,412
             4,900     Royal Dutch Shell, A.D.R.
                           (Energy Minerals)                            273,273
            47,240     Tesco, p.l.c. (Retail Trade)                     302,416
           103,700     Vodafone Group, p.l.c.
                           (Communications) 232,957
                                                                   ------------
                                                                      3,184,780
                                                                   ------------

  LATIN AMERICA (2.6%)
        BRAZIL (1.4%)
             7,500     AGCO Corp. (Producer Mfg.) (3)                   207,225
             2,700     Petrobras, A.D..R. (Energy Minerals)             123,930
                                                                   ------------
                                                                        331,155
                                                                   ------------
        CHILE (0.6%)
             2,500     Banco Santander Chile, A.D.R.
                           (Finance)                                    143,850
                                                                   ------------

        MEXICO (0.7%)
            47,760     Wal-Mart de Mexico (Retail Trade)                165,605
                                                                   ------------

  NORTH AMERICA (5.4%)
        BERMUDA (0.6%)
             1,900         PartnerRe, Ltd. (Finance)                    146,186
                                                                   ------------

        CANADA (4.9%)
             3,800     Canadian National Railway Co.
                           (Transportation)                             186,162
             2,600     Potash Corp. of Saskatchewan, Inc.
                           (Process Industries)                         234,884
             3,900     Research In Motion, Ltd.
                           (Electronic Technology) (3)                  263,445
            10,500     Rogers Communications, Inc.
                           (Communications)                             296,100
             3,700     Royal Bank of Canada (Finance)                   198,209
                                                                   ------------
                                                                      1,178,800
                                                                   ------------

Total common stocks
        (cost: $19,738,851)                                          23,759,764
                                                                   ------------

================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS (1.2%) (2)
            43,400     iShares MSCI India* (3)                          280,364
        (cost: $150,091)                                           ------------


SHORT TERM SECURITIES (0.7%) (2)
           161,610     Wells Fargo Adv. Govt. Fund, 0.02%               161,610
        (cost: $161,610)                                           ------------

Total investments in securities
        (cost:  $20,050,552) (4)                                    $24,201,738
                                                                   ============



Other Assets and Liabilities, Net [+0.2%]                                59,481

                                                                   ------------
Total Net Assets                                                    $24,261,219
                                                                   ============

                                                                   ------------
Aggregate Cost                                                       20,050,552
                                                                   ------------

Gross Unrealized Appreciation                                         5,263,799
Gross Unrealized Depreciation                                        (1,112,613)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                             4,151,186
                                                                   ============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                 INVESTMENTS IN SECURITIES
VALUATION INPUTS                                         AT VALUE
                                                 -------------------------
Level 1 - Quoted Prices                                 $8,570,010
Level 2 - Other Significant Observable Inputs          $15,631,728
Level 3 - Significant Unobservable Inputs                       --
--------------------------------------------------------------------------------
Total                                                  $24,201,738
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (60.7%) (2)

     COMMUNICATIONS (2.0%)
               700     AT&T, Inc.                                        18,907
             2,300     Rogers Communications, Inc.                       64,860
             4,800     Verizon Communications, Inc.                     145,296
                                                                  -------------
                                                                        229,063
                                                                  -------------
     CONSUMER DURABLES (0.7%)
             6,200     Activision Blizzard, Inc. (3)                     76,818
                                                                  -------------

     CONSUMER NON-DURABLES (5.7%)
             2,700     Coca-Cola Company                                144,990
             1,300     Colgate-Palmolive Co.                             99,164
               550     General Mills, Inc.                               35,409
             2,600     PepsiCo, Inc.                                    152,516
             2,150     Philip Morris International, Inc.                104,791
             2,000     The Procter & Gamble Co.                         115,840
                                                                  -------------
                                                                        652,710
                                                                  -------------
     CONSUMER SERVICES (2.8%)
             2,100     Comcast Corp.                                     35,469
             2,700     McDonald's Corp.                                 154,089
             3,000     News Corp.                                        35,970
             1,400     Visa, Inc.                                        96,754
                                                                  -------------
                                                                        322,282
                                                                  -------------
     ELECTRONIC TECHNOLOGY (9.2%)
             1,400     Analog Devices, Inc.                              38,612
               375     Apple, Inc. (3)                                   69,514
             4,500     Applied Materials, Inc.                           60,300
             2,300     Broadcom Corp. (3)                                70,587
             6,700     Cisco Systems, Inc. (3)                          157,718
             2,000     Corning, Inc.                                     30,620
             2,700     EMC Corp. (3)                                     46,008
             6,700     Intel Corp.                                      131,119
             1,525     IBM Corp.                                        182,405
             3,700     Qualcomm, Inc.                                   166,426
               900     Research In Motion, Ltd. (3)                      60,795
             2,200     Seagate Technology (3)                            33,462
                                                                  -------------
                                                                      1,047,566
                                                                  -------------
     ENERGY MINERALS (5.8%)
             1,200     Exxon Mobil Corp.                                 82,332
               800     Murphy Oil Corp.                                  46,056
             1,900     Occidental Petroleum Corp.                       148,960
             3,500     Southwestern Energy Co. (3)                      149,380
             1,200     Suncor Energy, Inc.                               41,472
             2,200     Ultra Petroleum Corp. (3)                        107,712
               900     Valero Energy Corp.                               17,451
             1,616     XTO Energy, Inc.                                  66,773
                                                                  -------------
                                                                        660,136
                                                                  -------------
     FINANCE (7.1%)
             1,200     Aflac, Inc.                                       51,288
             1,700     Bank of America Corp.                             28,764
             2,100     Bank of New York Mellon Financial Corp.           60,879
               225     CME Group, Inc.                                   69,343
               700     Franklin Resources, Inc.                          70,420
               400     Goldman Sachs Group, Inc.                         73,740
             3,000     JPMorgan Chase & Co.                             131,460
               500     Northern Trust Corp.                              29,080
               800     PartnerRe, Ltd.                                   61,552
               800     Prudential Financial, Inc.                        39,928
             1,000     The Travelers Companies, Inc.                     49,230
             1,500     U.S. Bancorp                                      32,790
             3,900     Wells Fargo & Co.                                109,902
                                                                  -------------
                                                                        808,376
                                                                  -------------
     HEALTH SERVICES (0.9%)
               600     McKesson Corp.                                    35,730
             1,200     Medco Health Solutions, Inc. (3)                  66,372
                                                                  -------------
                                                                        102,102
                                                                  -------------
     HEALTH TECHNOLOGY (6.9%)
             1,300     Abbott Laboratories                               64,311
               600     Allergan, Inc.                                    34,056
               950     Baxter International, Inc.                        54,159
             2,700     Celgene Corp. (3)                                150,930
               300     C.R. Bard, Inc.                                   23,583
             1,500     Genzyme Corp. (3)                                 85,095
             2,500     Gilead Sciences, Inc. (3)                        116,450
               200     Intuitive Surgical, Inc. (3)                      52,450
             1,000     Johnson & Johnson                                 60,890
             1,100     Medtronic, Inc.                                   40,480
               700     St. Jude Medical, Inc. (3)                        27,307
             1,700     Thermo Fisher Scientific, Inc. (3)                74,239
                                                                  -------------
                                                                        783,950
                                                                  -------------
     INDUSTRIAL SERVICES (1.5%)
             1,000     Noble Corp.                                       37,960
             1,550     Schlumberger, Ltd.                                92,380
               400     Transocean, Inc. (3)                              34,212
                                                                  -------------
                                                                        164,552
                                                                  -------------
     NON-ENERGY MINERALS (0.4%)
               650     Allegheny Technologies, Inc.                      22,743
               300     Freeport-McMoran, Inc. (3)                        20,583
                                                                  -------------
                                                                         43,326
                                                                  -------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
     PROCESS INDUSTRIES (2.3%)
             1,150     Air Products and Chemicals, Inc.                  89,217
             1,500     Ecolab, Inc.                                      69,345
             1,400     Monsanto Co.                                     108,360
                                                                  -------------
                                                                        266,922
                                                                  -------------
     PRODUCER MANUFACTURING (4.3%)
               400     3M Co.                                            29,520
             2,900     ABB, Ltd., A.D.R.                                 58,116
               250     Danaher Corp.                                     16,830
             1,400     Deere & Co.                                       60,088
             1,300     Emerson Electric Co.                              52,104
             4,200     General Electric Co.                              68,964
               700     ITT Corp.                                         36,505
               800     Lockheed Martin Corp.                             62,464
               400     Precision Castparts Corp.                         40,748
             1,100     United Technologies Corp.                         67,023
                                                                  -------------
                                                                        492,362
                                                                  -------------
     RETAIL TRADE (3.8%)
             1,450     Best Buy Co., Inc.                                54,404
               800     Costco Wholesale Corp.                            45,168
             3,700     CVS/Caremark Corp.                               132,238
               600     Home Depot, Inc.                                  15,984
               300     Kohl's Corp. (3)                                  17,115
             1,600     Target Corp.                                      74,688
             1,975     Wal-Mart Stores, Inc.                             96,953
                                                                  -------------
                                                                        436,550
                                                                  -------------
     TECHNOLOGY SERVICES (5.1%)
             2,800     Accenture Ltd.                                   104,356
             2,000     Adobe Systems, Inc. (3)                           66,080
               400     Google, Inc. (3)                                 198,340
             3,000     Microsoft Corp.                                   77,670
             6,300     Oracle Corp.                                     131,292
                                                                  -------------
                                                                        577,738
                                                                  -------------
     TRANSPORTATION (1.3%)
             1,400     Expeditors Intl. of Washington, Inc.              49,210
             1,100     Union Pacific Corp.                               64,185
               625     United Parcel Service, Inc.                       35,294
                                                                  -------------
                                                                        148,689
                                                                  -------------
     UTILITIES (0.9%)
             1,400     EQT Corp.                                         59,640
               900     Wisconsin Energy Corp.                            40,653
                                                                  -------------
                                                                        100,293
                                                                  -------------

Total common stocks                                                  6,913,435
(cost: $6,169,599)                                               -------------


BONDS (31.1%) (2)

     ASSET-BACKED SECURITIES (5.4%)
              100,000     Centex Home Equity 2004-D AF4,
                              4.68%, 6/25/32                             86,149
               77,133     Chase Funding 2003-6 1A4,
                              4.49%, 11/25/34                            69,746
                          Countrywide Home Loans:
               91,951         2006-S6 A3, 5.66%, 3/25/34                 35,601
               22,988         2006-S6 A4, 5.80%, 3/25/34                  8,148
               79,147         2006-S8 A2, 5.39%, 4/25/36                 32,748
               63,295         2006-S9 A6, 5.59%, 8/25/36                 29,229
               12,462     GMAC Mortgage Corporation Loan Trust
                              2003-HE2 A5, 4.59%, 4/25/33                 9,032
                          Green Tree Financial Corp:
               20,303         1997-1 A6, 7.29%, 3/15/28                  19,819
               23,298         1997-6 A10, 6.87%, 1/15/29                 22,024
               25,000     GSAA Home Equity Trust
                              2004-5 AF4, 5.52%, 6/25/34                 18,224
                          Origen Mfg. Housing:
               17,937         2001-A A5, 7.08%, 3/15/32                  17,653
               13,412         2002-A A3, 6.17%, 5/15/23                  13,170
               50,000     Renaissance Home Equity Loan Trust
                              2006-1 AF4, 6.01%, 5/25/36                 27,032
                          Residential Funding:
               37,268         2003-HI2 A6, 4.76%, 7/25/28                27,555
               50,000         2007-HI1 A3, 5.72%, 3/25/37                33,399
               75,000         2007-HSA2 A3, 5.75%, 12/25/25              63,840
                        Structured Asset Securities Corp:
               85,452         2004-9XS 1A4A, 5.56%, 2/25/34              77,161
               50,000         2005-4XS, 5.25%, 3/25/35                   26,967
                                                                  -------------
                                                                        617,497
                                                                  -------------
     COLLATERALIZED MORTGAGE OBLIGATIONS (6.5%)
                          Bank of America Funding Corp:
               30,659         2003-2 1A1, 6.50%, 6/25/32                 30,314
               30,634         2005-5 A11, 5.50%, 9/25/35                 28,059
               50,000         2006-7 A12, 6.00%, 9/25/36                 43,983
               75,000     BCAP, LLC Trust 2009-RR10,
                              5.50%, 3/25/36                             72,750
               31,515     Federal National Mtg. Association,
                              7.00%, 2/25/44                             34,477
              158,798     GNR Series 2005-74 HA, 7.50%, 9/16/35         179,035
               21,778     GSR Mortgage Loan Trust 2005-4F 5A2,
                               6.00%, 5/25/35                            20,289
               73,969     JPALT 2006-S3, 6.12%, 8/25/36                  40,572

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
               29,231     Master Asset Securitization Trust
                              2003-4 CA1, 8.00%, 5/25/18                 29,935
               43,095     Residential Funding Mtg. Securities:
                              2005-S6 A2, 5.25%, 8/25/35                 38,883
               48,403     Specialty Underwriting & Residential Fin.
                              2004-AA1 2A2, 5.50%, 10/25/34              44,344
               84,190     Vendee Mtg. Tr., 2008-1 B, 8.21%, 3/15/25      92,109
               21,594     Washington Mutual Mtg. Pass-Through
                              2002-S8, 5.25%, 1/25/18                    22,026
               75,000     Wells Fargo Mortgage Backed Securities
                              2002-S8, 6.00%, 10/25/36                   66,391
                                                                  -------------
                                                                        743,167
                                                                  -------------
     CORPORATE BONDS (7.5%)
               57,677     America West Airlines, 7.93%, 1/2/19           53,351
              200,000     Berkshire Hathway, 5.40%, 5/15/18             215,591
              100,000     Continental Airlines, 9.00%, 7/8/16           106,000
               50,000     JPM Chase Capital, 6.80%, 10/1/37              50,318
              300,000     MBIA Insurance Co., 14.00%, 1/15/33           132,000
               35,000     MBNA Bank, 6.63%, 6/15/12                      37,525
               25,000     Nationwide Mutual , 9.38%, 8/15/39             26,641
               50,000     New England Mutual, 7.88%, 2/15/24             58,674
               23,000     Penn Mutual, 6.65%, 6/15/34                    19,570
               87,527     Procter & Gamble ESOP, 9.36%, 1/1/21          109,687
               50,000     Prudential Financial, 7.77%, 8/10/18           38,625
                                                                  -------------
                                                                        847,982
                                                                  -------------
     FEDERAL HOME LOAN MORTGAGE CORPORATION (2.1%)
               73,702     7.00%, 7/1/32                                  79,865
               69,677     7.00%, 5/1/34                                  75,504
               30,871     8.00%, 9/1/15                                  33,501
               25,471     8.38%, 5/17/20                                 28,080
               24,460     8.50%, 10/1/30                                 26,551
                                                                  -------------
                                                                        243,501
                                                                  -------------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.6%)
               40,151     7.00%, 5/1/32                                  43,835
               14,883     7.50%, 6/1/32                                  16,737
               49,726     7.50%, 4/1/33                                  54,240
               13,425     8.00%, 12/1/27                                 14,869
               48,971     8.00%, 2/1/31                                  55,519
               21,889     8.47%, 4/15/26                                 24,959
               11,835     9.50%, 5/1/27                                  13,596
                4,453     9.75%, 1/1/13                                   4,812
                3,853     10.25%, 6/15/13                                 4,168
               23,442     7.50%, 4/1/38                                  26,260
               49,542     7.50%, 11/1/33                                 55,497
               74,143     7.50%, 1/1/34                                  83,054
                5,965     11.00%, 12/1/12                                 6,570
                                                                  -------------
                                                                        404,116
                                                                  -------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.0%)
               42,526     7.00%, 12/15/24                                47,137
               78,664     8.00%, 7/15/24                                 84,627
               77,348     8.375%, 3/15/31                                88,638
                  892     9.00%, 6/15/11                                    958
                5,835     9.00%, 11/15/16                                 6,375
                  823     9.50%, 5/20/16                                    910
                1,334     9.50%, 9/20/18                                  1,489
                  326     11.25%, 10/15/11                                  353
                                                                  -------------
                                                                        230,487
                                                                  -------------

     TAXABLE MUNICIPAL SECURITIES (1.9%)
              100,000     Academica School, 8.00%, 8/15/24               70,796
                2,000     Bernalillo Multifamily, Series 1998A,
                               7.50%, 9/20/20                             2,082
              250,000     Philadelphia Pension Series 1999B, Zero
                              Coupon, 6.55% effective yield, 4/15/18    146,243
                                                                  -------------
                                                                        219,121
                                                                  -------------
     U.S. GOVERNMENT / FEDERAL AGENCY SECURITIES (2.1%)
              175,000     U.S. Treasury Note, 2.75%, 2/15/19            167,002
                          U.S. Treasury Strips, Zero Coupon:
               50,000         4.22% effective yield, 11/15/21            30,731
              100,000         5.02% effective yield, 5/15/30             41,985
                                                                  -------------
                                                                        239,718
                                                                  -------------

     Total bonds                                                      3,545,589
      (cost: $3,940,385)                                          -------------


CLOSED-END MUTUAL FUNDS (3.8%) (2)
                6,309     American Select Portfolio                      71,670
                6,703     American Strategic, Inc. Portfolio             74,873
               16,970     American Strategic, Inc. Portfolio II         173,603
               12,409     American Strategic, Inc. Portfolio III        117,017
                                                                  -------------
     Total closed-end mutual funds                                      437,163
       (cost: $463,740)                                           -------------

SHORT-TERM SECURITIES (6.3%) (2)
              715,895     Wells Fargo Adv. Govt. Fund, 0.02%            715,895
        (cost: $715,895)                                          -------------

================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
Total investments in securities                                     $11,612,082
        (cost: $11,289,619) (4)                                   =============



Other Assets and Liabilities, Net [-1.99%]                             (226,609)

                                                                  -------------
Total Net Assets                                                    $11,385,473
                                                                  =============


                                                                  -------------
Aggregate Cost                                                       11,289,619
                                                                  -------------

Gross Unrealized Appreciation                                         1,249,921
Gross Unrealized Depreciation                                          (927,459)
                                                                  -------------
Net Unrealized Appreciation(Depreciation)                               322,462
                                                                  =============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                               INVESTMENTS IN SECURITIES
VALUATION INPUTS                                         AT VALUE
                                               -------------------------
Level 1 - Quoted Prices
    Equity Securities (includes sweep Funds
        and closed-end Funds)                           $8,066,493
Level 2 - Other Significant Observable Inputs
    Debt securities issued by the U.S. Treasury
        and other U.S. Govt. Agencies                   $1,117,822
    Corporate debt seccurities                          $1,465,479
    Residential mortgage-backed securities                $743,167
    Other debt securities                                 $219,121
Level 3 - Significant Unobservable Inputs                       --
--------------------------------------------------------------------------------
Total                                                  $11,612,082
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.6%) (2)
      AFRICA/ MIDDLE EAST (8.0%)
           ISRAEL (3.8%)
              4,400    Amdocs, Ltd. (Technology Svcs.) (3)              118,272
              5,700    NICE Systems Ltd., A.D.R.
                              (Electronic Tech.) (3)                    173,508
              5,600    Teva Pharmaceutical, A.D.R. (Health Tech.)       283,136
                                                                   ------------
                                                                        574,916
                                                                   ------------
           SOUTH AFRICA (4.2%)
              8,330    Bidvest Group, Ltd. (Consumer Services)          131,876
             11,500    MTN Group, Ltd. (Communications)                 187,607
              5,800    Naspers, Ltd. (Consumer Services)                198,543
              3,000    Sasol, A.D.R. (Energy Minerals)                  114,360
                                                                   ------------
                                                                        632,386
                                                                   ------------
      ASIA (57.7%)
           AUSTRALIA (6.0%)
              7,400    BHP Billiton, A.D.R. (Non-Energy Minerals)       488,474
              6,405    Rio Tinto (Non-Energy Minerals)                  332,871
                500    Rio Tinto, A.D.R, (Non-Energy Minerals)           85,145
                                                                   ------------
                                                                        906,490
                                                                   ------------
           CHINA / HONG KONG (23.3%)
              8,900    AsiaInfo Holdings, Inc.
                              (Technology Services) (3)                 177,733
             62,000    China Communications Construction. Co.
                              (Transportation)                           66,718
              5,333    China Life Insurance Co., A.D.R. (Finance)       350,431
              1,900    China Mobile, Ltd. (Communications)               93,309
            154,000    China Oilfield Services, Ltd. (Industrial Svcs.) 142,649
             74,500    China Railway Construction Corp.
                              (Producer Manufacturing) (3)               98,713
             33,500    China Shenhua Energy Co. (Energy Minerals)       145,203
              9,400    China Unicom (Hong Kong), Ltd., A.D.R.
                              (Communications) 133,856
             10,200    ChinaEdu Corp., A.D.R. (Consumer Svcs.) (3)       71,400
              1,300    CNOOC, Ltd., A.D.R. (Energy Minerals)            176,059
             15,000    Hengan International Group , Ltd.
                              (Consumer Non-Durables)                    90,544
             22,000    Hongkong Land Holdings, Ltd. (Finance)            95,070
              3,100    HSBC Holdings, A.D.R. (Finance)                  177,785
            135,000    Huabao International Holdings, Ltd.
                              (Consumer Non-Durables)                   144,644
              4,201    Jinpan International, Ltd. (Producer Mfg.)       134,474
              2,600    New Oriental Education & Technology
                              Group, A.D.R.  (Consumer Svcs.) (3)       209,170
            118,000    PetroChina Co. (Energy Minerals)                 133,932
             48,808    Ports Design, Ltd. (Retail Trade)                121,701
             40,000    Li & Fung, Ltd. (Consumer Durables)              160,261
             10,000    Sun Hung Kai Properties, Ltd. (Finance)          146,884
              4,200    Tencent Holdings, Ltd (Tech. Services)            68,165
            158,000    Travelsky Technology, Ltd. (Consumer Svcs.)      120,746
             68,000    Tsingtao Brewery (Consumer Non-Durables)         256,024
             86,000    Xinao Gas Holdings, Ltd. (Utlities)              170,629
                                                                   ------------
                                                                      3,486,100
                                                                   ------------
           INDIA * (3.9%)
              5,500    ICICI Bank, A.D.R. (Finance)                     212,080
              2,500    Infosys Technologies, Ltd., A.D.R.
                              (Technology Svcs.)                        121,225
              2,800    Reliance Industries, G.D.R.
                              (Energy Minerals) (3)                     256,299
                                                                   ------------
                                                                        589,604
                                                                   ------------
           INDONESIA (2.1%)
             54,500    Astra International (Producer Mfg.)              186,927
              3,400    PT Telekomunikasi, A.D.R. (Communications)       121,380
                                                                   ------------
                                                                        308,307
                                                                   ------------
           PHILLIPINES (1.4%)
            451,500    Manila Water Co. (Utilities)                     147,315
            273,200    SM Prime Holdings, Inc. (Retail Trade)            60,377
                                                                   ------------
                                                                        207,692
                                                                   ------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
           SINGAPORE (0.9%)
             85,650    Starhub, Ltd. (Communications)                   131,672
                                                                   ------------

           SOUTH KOREA (11.0%)
                725    Cheil Communications, Inc.
                              (Commercial Svcs.)                        178,712
              9,007    Industrial Bank of Korea (Finance)               110,462
              2,371    KB Financial Group (Finance)                     121,661
              2,048    KB Financial Group, A.D.R. (Finance)             105,411
              2,000    POSCO, A.D.R. (Non-Energy Minerals)              207,880
                790    Samsung Electronics (Electronic Tech.)           545,408
              5,600    Shinhan Financial Group (Finance)                223,184
                310    Shinsegae Co., Ltd. (Retail Trade)               156,092
                                                                   ------------
                                                                      1,648,810
                                                                   ------------
           TAIWAN (8.1%)
             83,766    Cathay Financial Holding Co. (Finance)           138,458
              3,031    Chunghwa Telecom, A.D.R.
                              (Communications)                           54,680
              9,975    HTC Corp. (Electronic Technology)                109,181
             41,690    Hon Hai Precision Industry Co., G.D.R.
                              (Electronic Technology)                   343,270
             17,140    Hon Hai Precision Industry Co.
                              (Electronic Technology)                    68,439
            112,482    Taiwan Semiconductor Co. (Electronic Tech.)      222,601
             16,596    Taiwan Semi., A.D.R. (Electronic Tech.)          181,895
              7,000    Young Fast Optoelectronics Co.
                              (Electronic Technology)                    96,713
                                                                   ------------
                                                                      1,215,237
                                                                   ------------
           THAILAND (1.0%)
             42,000    Bangkok Bank Public Co., Ltd. (Finance)          154,102
                                                                   ------------

      EUROPE (8.1%)
           CZECH REPUBLIC (1.0%)
              2,900    CEZ (Utilities)                                  155,728
                                                                   ------------

           LUXEMBOURG (0.5%)
              1,000    Millicom International Cellular
                              (Communications) (3)                       72,740
                                                                   ------------

           POLAND (1.6%)
              7,200    Central European Distribution Corp.
                              (Consumer Non-Durables) (3)               235,872
                                                                   ------------

           RUSSIA (3.6%)
              6,500    Gazprom, A.D.R. (Energy Minerals)                151,862
              1,500    Gazprom, A.D.R. (Energy Minerals)                 35,460
              4,300    Mobile Telesystems, A.D.R.
                              (Communications)                          207,561
              2,700    LUKOIL, A.D.R. (Energy Minerals)                 148,095
                                                                   ------------
                                                                        542,978
                                                                   ------------
           SPAIN (0.6%)
              1,100    Telefonica, A.D.R. (Communications)               91,201
                                                                   ------------

           UNITED KINGDOM (0.7%)
              3,448    Anglo American p.l.c. (Non-Energy Minerals)      110,028
                                                                   ------------

      LATIN AMERICA (23.8%)
           BRAZIL (16.7%)
             19,200    AES Tiete S.A. (Utilities)                       217,837
              4,700    AGCO Corp. (Producer Mfg.) (3)                   129,861
             15,050    Banco Bradesco S.A. (Finance)                    300,303
              2,100    Companhia Brasileira de Distribuicao Grupo
                              Pao de Acucar, A.D.R. (Retail Trade)      118,230
              3,200    Companhia de Bebidas das Americas
                              (Consumer Non-Durables)                   263,232
             22,300    Companhia Vale do Rio Doce, A.D.R.
                              (Non-Energy Minerals)                     515,799
              3,883    Embraer de Aeronautica, A.D.R.
                              (Producer Mfg.)                            89,076
             34,680    Petrobras (Energy Minerals)                      682,990
              3,000    Petrobras, A.D.R. (Energy Minerals)              137,700
              1,800    Vivo Participacoes S.A., A.D.R.
                              (Communications) 45,450
                                                                   ------------
                                                                      2,500,478
                                                                   ------------

================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
           QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
           CHILE (0.5%)
              1,400    Banco Santander Chile, A.D.R.
                              (Finance)                                  80,556
                                                                   ------------

           MEXICO (4.8%)
              6,500    America Movil, A.D.R. (Communications)           284,895
              3,800    Grupo Televisa, A.D.R. (Consumer Svcs.)           70,642
              4,200    Homex, A.D.R. (Consumer Durables) (3)            158,676
             60,540    Wal-Mart de Mexico (Retail Trade)                209,919
                                                                   ------------
                                                                        724,132
                                                                   ------------
           PERU (1.7%)
              8,400    Southern Copper Corp.
                              (Non-Energy Minerals)                     257,796
                                                                   ------------

Total common stocks                                                  14,626,825
           (cost:  $9,447,293)                                     ------------

EXCHANGE TRADED FUNDS (0.9%) (2)
             19,800    iShares MSCI India* (3)                          127,908
           (cost: $68,474)                                         ------------

SHORT-TERM SECURITIES (1.4%) (2)
            212,574    Wells Fargo Adv. Govt. Fund, 0.02%               212,574
           (cost:  $212,574)                                       ------------

Total investments in securities
           (cost:  $9,728,341) (4)                                  $14,967,307
                                                                   ============

Other Assets and Liabilities, Net [+0.16%]                               24,670

                                                                   ------------
Total Net Assets                                                    $14,991,977
                                                                   ============

                                                                   ------------
Aggregate Cost                                                        9,728,341
                                                                   ------------

Gross Unrealized Appreciation                                         5,954,072
Gross Unrealized Depreciation                                          (715,106)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                             5,238,966
                                                                   ============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                               INVESTMENTS IN SECURITIES
VALUATION INPUTS                                        AT VALUE
                                               -------------------------
Level 1 - Quoted Prices                                $8,852,797
Level 2 - Other Significant Observable Inputs          $6,114,510
Level 3 - Significant Unobservable Inputs                      --
--------------------------------------------------------------------------------
Total                                                  $14,967,307
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
          QUANTITY  NAME OF ISSUER                                FAIR VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (97.9%) (2)

        COMMERCIAL SERVICES (1.1%)
            11,100  FactSet Research Systems, Inc.                      735,264
                                                                   ------------

        COMMUNICATIONS (2.4%)
            30,450  SBA Communications Corp. (3)                        823,063
            55,900  TW Telecom, Inc. (3)                                751,855
                                                                   ------------
                                                                      1,574,918
                                                                   ------------
        CONSUMER DURABLES (3.3%)
             9,700  Polaris Industries, Inc.                            395,566
            11,300  Snap On, Inc.                                       392,788
            34,200  Tupperware Brands Corp.                           1,365,264
                                                                   ------------
                                                                      2,153,618
                                                                   ------------
        CONSUMER NON-DURABLES (3.2%)
            15,100  Central European Distribution Corp. (3)             494,676
            24,100  FGX International Holdings. Ltd. (3)                336,195
            22,300  Hansen Natural Corp. (3)                            819,302
            16,500  True Religion Apparel, Inc. (3)                     427,845
                                                                   ------------
                                                                      2,078,018
                                                                   ------------
        CONSUMER SERVICES (3.3%)
            11,500  Buffalo Wild Wings, Inc. (3)                        478,515
             8,275  Capella Education Co. (3)                           557,238
            13,900  DeVry, Inc.                                         768,948
            18,000  Red Robin Gourmet Burgers, Inc. (3)                 367,560
                                                                   ------------
                                                                      2,172,261
                                                                   ------------
        ELECTRONIC TECHNOLOGY (13.2%)
            49,900  Arris Group, Inc. (3)                               649,199
            85,900  Ciena Corp. (3)                                   1,398,452
            17,600  CommScope, Inc. (3)                                 526,768
            16,000  F5 Networks, Inc. (3)                               634,080
            50,700  Intersil Corp.                                      776,217
            54,100  Microsemi Corp. (3)                                 854,239
            23,000  MICROS Systems, Inc. (3)                            694,370
            14,500  Silicon Laboratories, Inc. (3)                      672,220
            67,900  Skyworks Solutions, Inc. (3)                        898,996
            36,700  Synaptics, Inc. (3)                                 924,840
            19,800  Varian Semiconductor Equip., Inc. (3)               650,232
                                                                   ------------
                                                                      8,679,613
                                                                   ------------
        ENERGY MINERALS (3.9%)
            28,100  Arena Resources, Inc. (3)                           997,550
            13,000  Atlas America, Inc.                                 351,910
            17,600  Frontier Oil Corp.                                  244,992
            23,500  Southwestern Energy Co. (3)                       1,002,980
                                                                   ------------
                                                                      2,597,432
                                                                   ------------
        FINANCE (6.3%)
            16,275  Affiliated Managers Group, Inc. (3)               1,058,038
            28,200  Aspen Insurance Holdings, Ltd.                      746,454
            25,500  Hanover Insurance Group, Inc.                     1,053,915
           100,900  TCF Financial Corp.                               1,315,736
                                                                   ------------
                                                                      4,174,143
                                                                   ------------
        HEALTH SERVICES (3.6%)
            28,200  Allscripts Healthcare Solutions, Inc. (3)           571,614
            12,900  Amedisys, Inc. (3)                                  562,827
            10,400  Covance, Inc. (3)                                   563,160
            14,000  Stericycle, Inc. (3)                                678,300
                                                                   ------------
                                                                      2,375,901
                                                                   ------------
        HEALTH TECHNOLOGY (19.2%)
            22,100  Alexion Pharmaceuticals, Inc. (3)                   984,334
            28,100  Amylin Pharmaceuticals, Inc. (3)                    384,689
            13,700  BioMarin Pharmaceutical, Inc. (3)                   247,696
            18,200  Celgene Corp. (3)                                 1,017,380
            41,900  ev3, Inc. (3)                                       515,789
            15,200  Gen-Probe, Inc. (3)                                 629,888
            10,300  Haemonetics Corp. (3)                               578,036
            24,200  ICON, A.D.R. (3)                                    592,658
            16,400  IDEXX Laboratories, Inc. (3)                        820,000
             2,700  Intuitive Surgical, Inc. (3)                        708,075
            15,400  Myriad Genetics, Inc. (3)                           421,960
            41,900  NuVasive, Inc. (3)                                1,749,744
            21,500  PerkinElmer, Inc.                                   413,660
            23,596  SurModics, Inc. (3)                                 580,462
            14,400  Techne Corp.                                        900,720
             6,600  Teleflex, Inc.                                      318,846
            33,100  Thoratec Corp. (3)                                1,001,937
            13,600  United Therapeutics Corp. (3)                       666,264
             9,900  Volcano Corp. (3)                                   166,518
                                                                   ------------
                                                                     12,698,656
                                                                   ------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
          QUANTITY  NAME OF ISSUER                                FAIR VALUE (1)
--------------------------------------------------------------------------------
        INDUSTRIAL SERVICES (5.6%)
            12,200  Atwood Oceanics, Inc. (3)                           430,294
             5,200  CARBO Ceramics, Inc.                                268,060
            10,400  Core Laboratories                                 1,072,136
            17,700  Lufkin Industries, Inc.                             941,286
            22,000  URS Corp. (3)                                       960,300
                                                                   ------------
                                                                      3,672,076
                                                                   ------------
        NON-ENERGY MINERALS (0.8%)
             7,950  Allegheny Technologies, Inc.                        278,170
             8,500  Haynes International, Inc. (3)                      270,470
                                                                   ------------
                                                                        548,640
                                                                   ------------
        PROCESS INDUSTRIES (3.6%)
             8,400  CF Industries Holdings, Inc.                        724,332
             4,800  Dionex Corp. (3)                                    311,856
            58,900  Landec Corp. (3)                                    376,960
            10,200  Scotts Miracle-Gro Co.                              438,090
            14,700  Terra Industries, Inc.                              509,649
                                                                   ------------
                                                                      2,360,887
                                                                   ------------
        PRODUCER MANUFACTURING (7.1%)
            16,625  AMETEK, Inc.                                        580,379
            13,000  Anixter International, Inc. (3)                     521,430
            18,200  IDEX Corp.                                          508,690
            13,450  Kaydon Corp.                                        436,049
            11,400  LSB Industries, Inc. (3)                            177,498
            13,500  MTS Systems Corp.                                   394,335
            26,386  Rofin-Sinar Technologies, Inc. (3)                  605,823
             7,000  Teledyne Technologies, Inc. (3)                     251,930
            30,300  Trimble Navigation, Ltd. (3)                        724,473
            13,300  Wabtec Corp.                                        499,149
                                                                   ------------
                                                                      4,699,756
                                                                   ------------
        RETAIL TRADE (3.1%)
            17,700  Cato Corp.                                          359,133
            11,600  Dicks Sporting Goods, Inc. (3)                      259,840
            36,800  GameStop Corp. (3)                                  974,096
            27,000  Ulta Salon, Cosmetics & Fragrance (3)               445,770
                                                                   ------------
                                                                      2,038,839
                                                                   ------------
       TECHNOLOGY SERVICES (15.3%)
            42,300  ANSYS, Inc. (3)                                   1,584,981
            18,500  AsiaInfo Holdings, Inc. (3)                         369,445
            28,800  Citrix Systems, Inc. (3)                          1,129,824
            29,900  Concur Technologies, Inc. (3)                     1,188,824
             8,200  Dolby Laboratories, Inc. (3)                        313,158
            79,850  Informatica Corp. (3)                             1,803,013
            38,800  Quest Software, Inc. (3)                            653,780
            16,500  Solera Holdings, Inc (3)                            513,315
            24,000  Sybase, Inc. (3)                                    933,600
            15,600  Syntel, Inc.                                        744,588
            30,200  The Ultimate Software Group, Inc. (3)               867,344
                                                                   ------------
                                                                     10,101,872
                                                                   ------------
        TRANSPORTATION (1.1%)
            18,000  Hub Group, Inc. (3)                                 411,300
            23,600  UTI Worldwide, Inc.                                 341,728
                                                                   ------------
                                                                        753,028
                                                                   ------------
        UTILITIES (1.8%)
            20,700  EQT Corp.                                           881,820
             7,300  ITC Holdings Corp.                                  331,785
                                                                   ------------
                                                                      1,213,605
                                                                   ------------
Total common stocks
      (cost: $59,096,617)                                            64,628,527
                                                                   ------------

================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
          QUANTITY  NAME OF ISSUER                                FAIR VALUE (1)
--------------------------------------------------------------------------------
SHORT-TERM SECURITIES (2.1%) (2)
      1,387,365 Wells Fargo Adv. Govt. Fund, 0.02%                    1,387,365
       (cost:  $1,387,365)                                         ------------


Total investments in securities
      (cost: $60,483,982) (4)                                       $66,015,892
                                                                   ============

Other Assets and Liabilities, Net [+0.02%]                              (15,459)

                                                                   ------------
Total Net Assets                                                    $66,000,433
                                                                   ============


                                                                   ------------
Aggregate Cost                                                       60,483,982
                                                                   ------------

Gross Unrealized Appreciation                                        12,834,620
Gross Unrealized Depreciation                                        (7,302,710)
                                                                   ------------
Net Unrealized Appreciation(Depreciation)                             5,531,910
                                                                   ============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                                INVESTMENTS IN SECURITIES
VALUATION INPUTS                                         AT VALUE
                                                -------------------------
Level 1 - Quoted Prices                                 $66,015,892
Level 2 - Other Significant Observable Inputs                    --
Level 3 - Significant Unobservable Inputs                        --
--------------------------------------------------------------------------------
Total                                                   $66,015,892
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) Presently non-income producing securities.
(4) This security represents an investment in an affiliated party.

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009  (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY  NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (95.7%) (2)

   COMMUNICATIONS (4.3%)
      19,500   Rogers Communications, Inc.                              549,900
       5,300   Telefonica S.A.                                          439,423
      46,200   Verizon Communications, Inc.                           1,398,474
                                                                 --------------
                                                                      2,387,797
                                                                 --------------
   CONSUMER DURABLES (1.4%)
       7,000   Polaris Industries, Inc.                                 285,460
      15,200   Snap-on, Inc.                                            528,352
                                                                 --------------
                                                                        813,812
                                                                 --------------
   CONSUMER NON-DURABLES (10.2%)
       9,800   Colgate-Palmolive Co.                                    747,544
      11,500   Diageo p.l.c.                                            707,135
      14,000   General Mills, Inc.                                      901,320
       6,700   NIKE, Inc.                                               433,490
      17,500   PepsiCo, Inc.                                          1,026,550
      20,500   Philip Morris International, Inc.                        999,170
      15,000   Procter & Gamble Co.                                     868,800
                                                                 --------------
                                                                      5,684,009
                                                                 --------------
CONSUMER SERVICES (2.4%) (2)
      12,500  McDonald's Corp.                                          713,375
      33,100  Pearson, A.D.R.                                           411,433
       1,100  Strayer Education, Inc.                                   239,448
                                                                 --------------
                                                                      1,364,256
                                                                 --------------
   ELECTRONIC TECHNOLOGY (9.6%)
      39,900   Applied Materials, Inc.                                  534,660
      16,400   Corning, Inc.                                            251,084
      46,600   Intel Corp.                                              911,962
      22,500   Intersil Corp.                                           344,475
      15,800   IBM Corp.                                              1,889,838
      22,700   Qualcomm, Inc.                                         1,021,046
      17,400   Xilinx, Inc.                                             407,508
                                                                 --------------
                                                                      5,360,573
                                                                 --------------
   ENERGY MINERALS (9.4%)
      19,000   Atlas America, Inc.                                      514,330
      18,500   Chevron Corp.                                          1,302,955
      21,900   Marathon Oil Corp.                                       698,610
       7,000   Murphy Oil Corp.                                         402,990
      12,400   Occidental Petroleum Corp.                               972,160
       8,600   Sasol, A.D.R.                                            327,832
      17,700   Total S.A.                                             1,048,902
                                                                 --------------
                                                                      5,267,779
                                                                 --------------
   FINANCE (16.1%)
       9,000   ACE, Ltd.                                                481,140
       6,900   Aon Corp.                                                280,761
      36,700   Apollo Investment Corp.                                  350,485
      15,900   Aspen Insurance Holdings, Ltd.                           420,873
      16,600   Bank of New York Mellon Corp.                            481,234
       5,700   Franklin Resources, Inc.                                 573,420
       3,600   Goldman Sachs Group, Inc.                                663,660
      18,800   Invesco, Ltd.                                            427,888
      25,750   J.P. Morgan Chase & Co.                                1,128,365
      10,000   PartnerRe, Ltd.                                          769,400
      19,400   PennantPark Investment Corp.                             157,334
      10,700   Prudential Financial, Inc.                               534,037
       8,900   Royal Bank of Canada                                     476,773
      16,000   TCF Financial Corp.                                      208,640
      13,200   The Travelers Companies, Inc.                            649,836
      27,600   U.S. Bancorp                                             603,336
      27,800   Wells Fargo & Co.                                        783,404
                                                                 --------------
                                                                      8,990,586
                                                                 --------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009  (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY  NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
   HEALTH SERVICES (1.8%)
       9,300   McKesson Corp.                                           553,815
       5,800   Owens & Minor, Inc.                                      262,450
       9,100   Pharmaceutical Product Dev., Inc.                        199,654
                                                                 --------------
                                                                      1,015,919
                                                                 --------------
   HEALTH TECHNOLOGY (11.3%)
      16,300   Abbott Laboratories                                      806,361
      16,300   Baxter International, Inc.                               929,263
      12,200   Becton, Dickinson & Co.                                  850,950
       4,400   C.R. Bard, Inc.                                          345,884
       8,050   Eli Lilly and Co.                                        265,892
      25,300   Johnson & Johnson                                      1,540,517
      11,000   Medtronic, Inc.                                          404,800
       3,900   Techne Corp.                                             243,945
       9,800   Teva Pharmaceutical, A.D.R.                              495,488
      10,000   Thermo Fisher Scientific, Inc.                           436,700
                                                                 --------------
                                                                      6,319,800
                                                                 --------------
   INDUSTRIAL SERVICES (2.4%)
       5,700   Diamond Offshore Drilling, Inc.                          544,464
      15,800   Halliburton Co.                                          428,496
       6,400   Lufkin Industries, Inc.                                  340,352
                                                                 --------------
                                                                      1,313,312
                                                                 --------------
   NON-ENERGY MINERALS (1.4%)
       8,200   BHP Billiton, Ltd.                                       541,282
       5,300   Nucor Corp.                                              249,153
                                                                 --------------
                                                                        790,435
                                                                 --------------
   PROCESS INDUSTRIES (1.3%)
       5,600   Air Products and Chemicals, Inc.                         434,448
       3,400   CF Industries Holdings, Inc.                             293,182
                                                                 --------------
                                                                        727,630
                                                                 --------------
   PRODUCER MANUFACTURING (8.3%)
       6,900   3M Co.                                                   509,220
      23,900   ABB, Ltd., A.D.R.                                        478,956
      10,000   Cooper Industries                                        375,700
      13,400   Deere & Co.                                              575,128
       8,200   Emerson Electric Co.                                     328,656
      37,700   General Electric Co.                                     619,034
       5,400   Goodrich Corp.                                           293,436
       5,900   Lockheed Martin Corp.                                    460,672
       8,500   MTS Systems Corp.                                        248,285
      12,400   United Technologies Corp.                                755,532
                                                                 --------------
                                                                      4,644,619
                                                                 --------------
   RETAIL TRADE (4.3%)
      12,100   Best Buy Co., Inc.                                       453,992
      21,347   Cato Corp.                                               433,131
      13,700   Home Depot, Inc.                                         364,968
      16,100   Target Corp.                                             751,548
      10,000   TJX Co                                                   371,500
                                                                 --------------
                                                                      2,375,139
                                                                 --------------
   TECHNOLOGY SERVICES (4.6%)
      15,000   Accenture, Ltd.                                          559,050
      10,700   Automatic Data Processing, Inc.                          420,510
      24,900   Microsoft Corp.                                          644,661
      28,600   Oracle Corp.                                             596,024
       7,322   Syntel, Inc.                                             349,479
                                                                 --------------
                                                                      2,569,724
                                                                 --------------
   TRANSPORTATION (2.9%)
       7,000   C.H. Robinson Worldwide                                  404,250
      10,500   Expeditors Intl. of Washington, Inc.                     369,075
       9,600   Union Pacific Corp.                                      560,160
       4,750   United Parcel Service, Inc.                              268,233
                                                                 --------------
                                                                      1,601,718
                                                                 --------------

================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009  (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY  NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
   UTILITIES (4.0%)
       7,800   Enbridge, Inc.                                           302,640
      10,800   Equitable Resources, Inc.                                460,080
      10,400   Exelon Corp.                                             516,048
      10,600   FPL Group, Inc.                                          585,438
       7,700   Wisconsin Energy Corp.                                   347,809
                                                                 --------------
                                                                      2,212,015
                                                                 --------------

Total common stocks                                                  53,439,123
   (cost:  $50,833,243)                                          --------------

CONVERTIBLE BONDS (0.3%) (2)
     375,000   Flotek Industries, 5.25%, 2/15/28                        185,625
    (cost:  $375,464)                                             -------------

CLOSED-END MUTUAL FUNDS (1.4%) (2)
      13,850   Kayne Anderson MLP Invest. Co.                           292,927
      23,300   Tortoise Energy Capital Corp.                            461,340
                                                                  -------------

Total closed-end mutual funds                                           754,267
   (cost:  $701,112)                                              -------------

SHORT-TERM SECURITIES (2.7%) (2)
    1,534,980  Wells Fargo Adv. Govt. Fund, 0.02%                     1,534,980
   (cost:  $1,534,980)                                            -------------

Total investments in securities
   (cost:  $53,444,799) (3)                                         $55,913,995
                                                                  =============

Other Assets and Liabilities, Net [-0.12%]                              (67,020)

                                                                  -------------
Total Net Assets                                                    $55,846,975
                                                                  =============


                                                                  -------------
Aggregate Cost                                                       53,444,799
                                                                  -------------

Gross Unrealized Appreciation                                         5,120,421
Gross Unrealized Depreciation                                        (2,651,225)
                                                                  -------------
Net Unrealized Appreciation(Depreciation)                             2,469,196
                                                                  =============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                               INVESTMENTS IN SECURITIES
VALUATION INPUTS                                        AT VALUE
                                               -------------------------
Level 1 - Quoted Prices
    Equity Securities (includes sweep Funds
        and closed-end Funds)                          $55,728,370
Level 2 - Other Significant Observable Inputs
    Corporate debt securities                             $185,625
Level 3 - Significant Unobservable Inputs                       --
--------------------------------------------------------------------------------
Total                                                  $55,913,995
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

================================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
COMMON STOCKS (94.6%) (2)
   ASIA (7.8%)
    AUSTRALIA (4.1%)
        1,100    BHP Billiton, A.D.R.
                    (Non-Energy Minerals)                               $72,611
          420    Rio Tinto, A.D.R. (Non-Energy Minerals)                 71,522
                                                                 --------------
                                                                        144,133
                                                                 --------------
    HONG KONG / CHINA (1.9%)
        1,100    China Unicom (Hong Kong), Ltd., A.D.R.
                    (Communications)                                     15,664
          914    HSBC Holdings, p.l.c. (Finance)                         52,418
                                                                 --------------
                                                                         68,082
                                                                 --------------
    JAPAN * (1.8%)
          400    AFLAC, Inc., A.D.R. (Finance)                           17,096
          800    Canon, Inc., A.D.R. (Electronic Tech.)                  31,992
        2,600    Mitsubishi UFJ Financial Group,
                    Inc., A.D.R. (Finance)                               13,884
                                                                 --------------
                                                                         62,972
                                                                 --------------
   EUROPE (26.2%)
    FRANCE (4.5%)
          800    AXA, A.D.R. (Finance)                                   21,640
          800    Schlumberger, A.D.R. (Industrial Svcs.)                 47,680
          700    Total, A.D.R. (Energy Minerals)                         41,482
        1,275    Veolia Environment, A.D.R. (Utilities)                  49,075
                                                                 --------------
                                                                        159,877
                                                                 --------------
    GERMANY (0.4%)
          150    Siemens AG, A.D.R. (Producer Mfg.)                      13,944
                                                                 --------------

    IRELAND (0.9%)
          850    Accenture (Technology Services)                         31,680
                                                                 --------------

    ISRAEL (0.7%)
          475    Teva Pharmaceutical, A.D.R.
                    (Health Technology)                                  24,016
                                                                 --------------

    ITALY (1.6%)
        6,300    Enel S.P.A. (Utilities)                                 40,072
          500    Tenaris, A.D.R. (Industrial Services)                   17,810
                                                                 --------------
                                                                         57,882
                                                                 --------------
    NETHERLANDS (2.2%)
        2,800    ING Groep, A.D.R. (Finance)                             49,924
        1,100    Philips Electronics, A.D.R.
                    (Consumer Durables)                                  26,796
                                                                 --------------
                                                                         76,720
                                                                 --------------
    SPAIN (2.7%)
        1,200    Banco Santander, A.D.R. (Finance)                       19,380
          471    Inditex (Consumer Durables)                             27,084
          600    Telefonica, A.D.R. (Communications)                     49,746
                                                                 --------------
                                                                         96,210
                                                                 --------------
    SWEDEN (1.0%)
        3,500    Ericsson, A.D.R. (Electronic Tech.)                     35,070
                                                                 --------------

    SWITZERLAND (5.9%)
        1,900    ABB, Ltd., A.D.R. (Producer Mfg.)                       38,076
          650    ACE, Ltd., A.D.R. (Finance)                             34,749
          800    Credit Suisse Group, A.D.R. (Finance)                   44,520
          400    Kuehne & Nagel Intl. A.G. (Transport.)                  34,841
          910    Nestle, S.A. (Consumer Non-Durables)                    38,848
           96    Roche Holdings, A.G. (Health Tech.)                     15,522
                                                                 --------------
                                                                        206,556
                                                                 --------------
    UNITED KINGDOM (6.3%)
          600    BP, A.D.R. (Energy Minerals)                            31,938
          520    British American Tobacco p.l.c.
                    (Consumer Non-Durables)                              16,335
          600    Diageo, A.D.R. (Cons. Non-Durables)                     36,894
          650    GlaxoSmithkline, A.D.R. (Health Tech.)                  25,682
        3,600    Pearson, A.D.R. (Consumer Services)                     44,748
          525    Royal Dutch Shell, A.D.R.
                    (Energy Minerals)                                    29,279
        5,500    Tesco, p.l.c. (Retail Trade)                            35,209
                                                                 --------------
                                                                        220,085
                                                                 --------------

================================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
   NORTH AMERICA (60.6%)
    BERMUDA (1.3%)
          600    PartnerRe, Ltd. (Finance)                               46,164
                                                                 --------------

    CANADA (2.0%)
        1,500    Rogers Communications, Inc.
                    (Communications)                                     42,300
          500    Royal Bank of Canada (Finance)                          26,785
                                                                 --------------
                                                                         69,085
                                                                 --------------
    UNITED STATES (57.3%)

    COMMUNICATIONS (2.1%)
        2,400    Verizon Communications, Inc.                            72,648
                                                                 --------------

    CONSUMER DURABLES (0.8%)
          800    Snap-on, Inc.                                           27,808
                                                                 --------------

    CONSUMER NON-DURABLES (6.2%)
          475    Colgate-Palmolive Co.                                   36,233
          600    General Mills, Inc.                                     38,628
          900    PepsiCo, Inc.                                           52,794
          950    Philip Morris International, Inc.                       46,303
          775    Procter & Gamble Co.                                    44,888
                                                                 --------------
                                                                        218,846
                                                                 --------------
    CONSUMER SERVICES (1.2%)
          750    McDonald's Corp.                                        42,802
                                                                 --------------

    ELECTRONIC TECHNOLOGY (6.3%)
          600    Analog Devices, Inc.                                    16,548
        1,900    Applied Materials, Inc.                                 25,460
        2,450    Intel Corp.                                             47,947
          700    IBM Corp.                                               83,727
        1,050    Qualcomm, Inc.                                          47,229
                                                                 --------------
                                                                        220,911
                                                                 --------------
    ENERGY MINERALS (6.4%)
        1,300    Atlas America, Inc.                                     35,191
          450    Chevron Corp.                                           31,694
        1,600    Marathon Oil Corp.                                      51,040
          400    Murphy Oil Corp.                                        23,028
          800    Occidental Petroleum Corp.                              62,720
          550    XTO Energy, Inc.                                        22,726
                                                                 --------------
                                                                        226,399
                                                                 --------------
    FINANCE (7.9%)
          825    Bank of New York Mellon Corp.                           23,917
          350    Franklin Resources, Inc.                                35,210
          100    Goldman Sachs Group, Inc.                               18,435
        1,350    J.P. Morgan Chase & Co.                                 59,157
          400    Prudential Financial, Inc.                              19,964
          550    The Travelers Companies, Inc.                           27,076
        1,600    U.S. Bancorp                                            34,976
        2,050    Wells Fargo & Co.                                       57,769
                                                                 --------------
                                                                        276,504
                                                                 --------------
    HEALTH SERVICES (1.0%)
          600    McKesson Corp.                                          35,730
                                                                 --------------

================================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
    HEALTH TECHNOLOGY (6.8%)
          850    Abbott Laboratories                                     42,050
          150    C.R. Bard, Inc.                                         11,792
          775    Baxter International, Inc.                              44,183
          650    Becton, Dickinson & Co.                                 45,338
          375    Eli Lilly and Co.                                       12,386
          950    Johnson & Johnson                                       57,845
          700    Medtronic, Inc.                                         25,760
                                                                 --------------
                                                                        239,354
                                                                 --------------
    INDUSTRIAL SERVICES (0.5%)
          175    Diamond Offshore Drilling, Inc.                         16,716
                                                                 --------------

    PROCESS INDUSTRIES (1.1%)
          525    Monsanto Co.                                            40,635
                                                                 --------------

    PRODUCER MANUFACTURING (5.9%)
          350    3M Co.                                                  25,830
          450    Caterpillar, Inc.                                       23,099
          700    Deere & Co.                                             30,044
        1,850    General Electric Co.                                    30,377
          450    Lockheed Martin Corp.                                   35,136
          400    Teleflex, Inc.                                          19,324
          700    United Technologies Corp.                               42,651
                                                                 --------------
                                                                        206,461
                                                                 --------------
    RETAIL TRADE (4.5%)
          450    Best Buy Co., Inc.                                      16,884
          600    CVS Caremark Corp.                                      21,444
          950    Home Depot, Inc.                                        25,308
          775    Target Corp.                                            36,177
          750    TJX Co.                                                 27,862
          650    Wal-Mart Stores, Inc.                                   31,908
                                                                 --------------
                                                                        159,583
                                                                 --------------
    TECHNOLOGY SERVICES (2.5%)
          450    Automatic Data Processing, Inc.                         17,685
        1,800    Microsoft Corp.                                         46,602
        1,200    Oracle Corp.                                            25,008
                                                                 --------------
                                                                         89,295
                                                                 --------------
    TRANSPORTATION (2.2%)
          400    C.H. Robinson Worldwide, Inc.                           23,100
          525    Union Pacific Corp.                                     30,634
          450    United Parcel Service, Inc.                             25,411
                                                                 --------------
                                                                         79,145
                                                                 --------------
    UTILITIES (1.9%)
          725    EQT Corp.                                               30,885
          700    Exelon Corp.                                            34,734
                                                                 --------------
                                                                         65,619
                                                                 --------------

Total common stocks for United States                                 2,018,456
                                                                 --------------

Total common stocks                                                   3,330,932
   (cost:  $2,851,356)                                           --------------


EXCHANGE TRADED FUNDS (1.7%) (2)
        6,000    iShares MSCI Japan *                                    59,640
   (cost: $55,096)                                               --------------

================================================================================
GLOBAL DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2009 (UNAUDITED)
================================================================================

--------------------------------------------------------------------------------
     QUANTITY    NAME OF ISSUER                             FAIR VALUE (1)
--------------------------------------------------------------------------------
CLOSED-END MUTUAL FUNDS (1.0%) (2)
          850    Tortoise Energy Capital Corp.                           16,830
          950    Kayne Anderson MLP Invest. Co.                          20,092
                                                                 --------------

Total closed-end mutual funds                                            36,922
   (cost:  $28,596)                                              --------------


SHORT TERM SECURITIES (3.0%) (2)
      105,083    Wells Fargo Adv. Govt. Fund, 0.02%                     105,083
   (cost: $105,083)                                              --------------

Total investments in securities
   (cost:  $3,040,131) (3)                                           $3,532,577
                                                                 ==============

Other Assets and Liabilities, Net [-0.31%]                              (11,108)

                                                                 --------------
Total Net Assets                                                     $3,521,469
                                                                 ==============


                                                                 --------------
Aggregate Cost                                                        3,040,131
                                                                 --------------

Gross Unrealized Appreciation                                           524,867
Gross Unrealized Depreciation                                           (32,421)
                                                                 --------------
Net Unrealized Appreciation(Depreciation)                               492,446
                                                                 ==============

Notes To Schedule of Investments

(1) Securities Valuation:
The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value.

The hierarchy of inputs is summarized below.
LEVEL 1 - quoted prices in active markets for identical investments
LEVEL 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) LEVEL 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:
                                               INVESTMENTS IN SECURITIES
VALUATION INPUTS                                       AT VALUE
                                               -------------------------
Level 1 - Quoted Prices                                $3,324,665
Level 2 - Other Significant Observable Inputs            $207,912
Level 3 - Significant Unobservable Inputs                      --
--------------------------------------------------------------------------------
Total                                                  $3,532,577
================================================================================

(2) Percentage figures indicate percentage of total net assets.
(3) This security represents an investment in an affiliated party.

ITEM 2. CONTROLS AND PROCEDURES.
        ------------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS
        --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. Sit Mutual Funds, Inc.

By:      /s/ Paul E. Rasmussen
         -------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         -------------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    November 20, 2009

By:      /s/ Roger J. Sit
         -------------------------------
         Roger J. Sit
         Chairman

Date:    November 20, 2009